Note 7 - Loans Receivable and Allowance for Credit Losses (Tables)	3 Months Ended
Mar. 31, 2015
Note 7 - Loans Receivable and Allowance for Credit Losses (Tables) [Line Items]
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	March 31, 2015	December 31, 2014
	(In thousands)
Residential mortgage:
One-to-four family	$144,705	$144,966
Home equity	36,833	36,847

	181,538	181,813

Commercial and multi-family real estate	39,439	31,637
Construction	12,955	12,651
Commercial and industrial	10,429	9.663

	62,823	53,951
Consumer:
Deposit accounts	906	913
Automobile	27	30
Personal	27	32
Overdraft protection	176	177

	1,136	1,152

	245,497	236,916

Loans in process	(2,269)	(1,499)
Deferred loan fees	(377)	(334)

	$242,851	$235,083

Impaired Financing Receivables [Table Text Block]
	March 31, 2015			December 31, 2014
		Unpaid			Unpaid
	Recorded	Principal	Related	Recorded	Principal	Related
	Investment	Balance	Allowance	Investment	Balance	Allowance
	(In thousands)
With no related allowance recorded:
Residential mortgage
One-to-four family	$14,545	$15,234	$-	$14,479	$15,168	$-
Home equity	1,323	1,417	-	734	828	-
Commercial and multi-family real estate	1,856	2,320	-	1,328	1,386	-
Construction
One-to-four family occupied	-	-		-	-
Other	500	500	-	564	638	-
Commercial and industrial	723	1,263	-	727	1,266	-
	18,947	20,734	-	17,832	19,286	-
With an allowance recorded:
Residential mortgage
One-to-four family	119	119	2	-	-	-
Home equity	-	-	-	-	-	-
Commercial and multi-family real estate	-	-	-	544	943	7
Construction
One-to-four family occupied	-	-	-	-	-	-
Other	64	138	21	-	-	-
Commercial and industrial	-	-	-	-	-	-
	183	257	23	544	943	7
Total:
Residential mortgage
One-to-four family	14,664	15,353	2	14,479	15,168	-
Home equity	1,323	1,417	-	734	828	-
Commercial and multi-family real estate	1,856	2,320	-	1,872	2,329	-
Construction
One-to-four family occupied	-	-	-	-	-	-
Other	564	638	21	564	638	7
Commercial and industrial	723	1,263	-	727	1,267	-
	$19,130	$20,991	$23	$18,376	$20,229	$7
	Three Months Ended March 31, 2015		Three Months Ended March 31, 2014
	Average	Interest	Average	Interest
	Recorded	Income	Recorded	Income
	Investment	Recognized	Investment	Recognized
	(In thousands)
With no related allowance recorded:
Residential:
One-to-four family	$14,512	$157	$15,376	$163
Home equity	1,029	10	1,640	6
Commercial and multi-family real estate	1,592	21	1,096	9
Construction
One-to-four family occupied	-	-	1,707	24
Other	532	3	750	8
Commercial and industrial	725	12	659	7
	18,390	203	21,228	217
With an allowance recorded:
Residential mortgage:
One-to-four family	59	-	269	-
Home equity	-	-	134	-
Commercial and multi-family real estate	272	-	559	10
Construction
One-to-four family occupied	-	-	-	-
Other	32	1	137	1
Commercial and industrial	-	-	177	1
Consumer	-	-	2	-
	363	1	1,278	12
Total:
Residential mortgage:
One-to-four family	14,571	157	15,645	163
Home equity	1,029	10	31,774	6
Commercial and multi-family real estate	1,864	21	1,655	19
Construction
One-to-four family occupied	-	-	1,707	24
Other	564	4	887	9
Commercial and industrial	725	12	836	8
Consumer	-	-	2	-
	$18,753	$204	$22,506	$229

Financing Receivable Credit Quality Indicators [Table Text Block]
As of March 31, 2015	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Commercial and multi-family real estate	$35,358	$2,384	$1,601	$-	$-	$39,343
Construction
One-to-four family owner occupied	1,942	-	-	-	-	1,942
Other	8,010	624	44	-	21	8,699
Residential:
One-to-four family	138,326	462	5,688		2	144,478
Home equity	35,637	-	1,194			36,831
Commercial and Industrial	9,555	100	767	-	-	10,422
Consumer	1,127	-	9	-	-	1,136
Total	$229,955	$3,570	$9,303	$-	$23	$242,851
As of December 31, 2014	Pass	Special Mention	Substandard	Doubtful	Loss	Total
	(In thousands)
Commercial and multi-family real estate	$27,617	$2,344	$1,613	$-	$-	$31,574
Construction
One-to-four family owner occupied	1,760	-	-	-	-	1,760
Other	8,351	940	64	-	-	9,355
Residential:
One-to-four family	139,946	465	4,332	-	-	144,743
Home equity	36,243	-	602	-	-	36,845
Commercial and Industrial	8,781	102	771	-	-	9,654
Consumer	1,143	-	9	-	-	1,152
Total	$223,841	$3,851	$7,391	$-	$-	$235,083

Past Due Financing Receivables [Table Text Block]
As of March 31, 2015	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivables	Nonaccrual Loans	Loans Receivable > 90 Days and Accruing
	(In thousands)
Residential Mortgage:
One-to-four family	$2,943	1,497	1,415	5,855	$138,623	$144,478	$4,316	$235
Home equity	253	-	267	520	36,311	36,831	1,023	50
Commercial and multi-family real estate	-	-	1,227	1,227	38,116	39,343	1,227	-
Construction
One-to-four family owner occupied	-	-	-	-	1,942	1,942	-	-
Other	498	-	64	562	8,137	8,699	64	-
Commercial and industrial	50	-	216	266	10,156	10,422	624	-
Consumer	-	-	-	-	1,136	1,136	-	-
Total	$3,744	$1,497	$3,189	$8,430	$234,421	$242,851	$7,254	$285
As of December 31, 2014	30-59 Days Past Due	60-89 Days Past Due	Greater than 90 Days	Total Past Due	Current	Total Loans Receivables	Nonaccrual Loans	Loans Receivable > 90 Days and Accruing
	(In thousands)
Residential Mortgage:
One-to-four family	$2,271	901	1,266	4,438	$140,305	$144,743	$3,360	$360
Home equity	98	-	223	321	36,524	36,845	430	-
Commercial and multi-family real estate	-	-	1,239	1,239	30,335	31,574	1,239	-
Construction
One-to-four family owner occupied	-	-	-	-	1,760	1,760	-	-
Other	-	65	-	65	9,290	9,355	65	-
Commercial and industrial	260	-	169	429	9,225	9,654	628	-
Consumer	-	-	-	-	1,152	1,152	-	-
Total	$2,629	$966	$2,897	$6,492	$228,591	$235,083	$5,722	$360

Allowance for Credit Losses on Financing Receivables [Table Text Block]
	As of March 31, 2015
	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total
Allowance for loan losses:
Ending balance	$2,025	$899	$327	$308	$6	$12	$3,577
Ending balance: individually evaluated for impairment	$2	$-	$21	$-	$-	$-	$23
Ending balance: collectively evaluated for impairment	$2,023	$899	$306	$308	$6	$12	$3,554

Loans receivables:
Ending balance	$181,309	$39,343	$10,641	$10,422	$1,136	$-	$242,851
Ending balance: individually evaluated for impairment	$15,987	$1,856	$564	$723	$-	$-	$19,130
Ending balance: collectively evaluated for impairment	$165,322	$37,487	$10,077	$9,699	$1,136	$-	$223,721
	As of December 31, 2014
	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total
Allowance for loan losses:
Ending balance	$2,109	$885	$317	$290	$6	$27	$3,634
Ending balance: individually evaluated for impairment	$-	$7	$-	$-	$-	-	$7
Ending balance: collectively evaluated for impairment	$2,109	$878	$317	$290	$6	$27	$3,627

Loans receivables:
Ending balance	$181,588	$31,574	$11,115	$9,654	$1,152	-	$235,083
Ending balance: individually evaluated for impairment	$15,213	$1,872	$564	$727	$-	-	$18,376
Ending balance: collectively evaluated for impairment	$166,375	$29,702	$10,551	$8,927	$1,152	-	$216,707

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	Three Months Ended March 31, 2015
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(In thousands)
Residential Mortgage
Home equity	1	$167	$167

Total	1	$167	$167
	Three Months Ended March 31, 2014
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(In thousands)
Residential Mortgage
One-to-four family	1	$235	$255

Total	1	$235	$255
	Three Months Ended March 31, 2014
	Number of Contracts	Pre-Modification Outstanding Recorded Investments	Post-Modification Outstanding Recorded Investments
		(In thousands)

Commercial and multi-family real estate	1	$49	$23

Total	1	$49	$23

Additional Information [Member]
Note 7 - Loans Receivable and Allowance for Credit Losses (Tables) [Line Items]
Allowance for Credit Losses on Financing Receivables [Table Text Block]
	Three Months Ended March 31, 2015
	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$2,109	$885	$317	$290	$6	$27	$3,634
Charge-offs	(7)	-	-	-	-	-	(7)
Recoveries	2	-	-	-	-	-	2
(Credit) provision	(79)	14	10	18	-	(15)	(52)
Ending balance	$2,025	$899	$327	$308	$6	$12	$3,577
	Three Months Ended March 31, 2014
	Residential Mortgage	Commercial and Multi-Family Real Estate	Construction	Commercial and Industrial	Consumer	Unallocated	Total
Allowance for loan losses:
Beginning balance	$2,366	$619	$286	$293	$12	$3	$3,579
Charge-offs	-	-	-	-	(2)		(2)
Recoveries	-	-	-	-	-		-
(Credit) provision	(49)	95	26	80		(2)	150
Ending balance	$2,317	$714	$312	$373	$10	$1	$3,727